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1933 Act Rule 497(j)
1933 Act File No. 002-73024
1940 Act File No. 811-03213

Direct Dial: (202) 419-8402

May 2, 2011

FILED VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:              Nationwide Variable Insurance Trust (the “Registrant”)
SEC File Nos. 002-73024 and 811-03213
Rule 497(j) filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectus and Statement of Additional Information for each of the following series of the Registrant:

American Funds NVIT Growth Fund
American Funds NVIT Global Growth Fund
American Funds NVIT Growth-Income Fund
American Funds NVIT Asset Allocation Fund
American Funds NVIT Bond Fund

that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment Nos. 147/148 to the Registration Statement of the Registrant that has been filed electronically on April 28, 2011.

Post-Effective Amendment Nos. 147/148 became effective with the Securities and Exchange Commission on April 30, 2011.

If you have any questions with the respect to the filing, please do not hesitate to telephone the undersigned at (202) 419-8402.

Very truly yours,

/s/ Christopher J. Zimmerman
Christopher J. Zimmerman